Short-term Investment (Details)	12 Months Ended
	Oct. 31, 2022 USD ($) $ / item shares	Feb. 14, 2022 shares
Short-term Investment (Details) [Line Items]
Common shares	44,829	66,245
Percentage of shares (in Dollars per Item) | $ / item	7.7
Total fair value (in Dollars) | $	$ 264,449
Medigus Ltd [Member]
Short-term Investment (Details) [Line Items]
Common shares	27,778	27,778